Schedule of Other Current Assts (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Deposits And Other Current Assets
Utility deposits	$ 1,697	$ 13,250
Other receivables	49,947	390,000
Deposits and other current assets	$ 51,644	$ 403,250